UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03084

Exact name of registrant as specified in charter:	Prudential Jennison Small Company Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2016

Date of reporting period:	12/31/2015

Item 1. Schedule of Investments

Prudential Jennison Small Company Fund, Inc.

Schedule of Investments

as of December 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.6%
COMMON STOCKS — 95.6%
Aerospace & Defense — 0.7%
Curtiss-Wright Corp.	350,395	$24,002,058

Airlines — 0.6%
Spirit Airlines, Inc.*	460,160	18,337,376

Auto Components — 0.2%
Dorman Products, Inc.*(a)	135,125	6,414,384

Banks — 12.0%
Bank of the Ozarks, Inc.	540,381	26,727,244
BankUnited, Inc.	923,222	33,291,385
BOK Financial Corp.(a)	492,942	29,473,002
Columbia Banking System, Inc.	1,430,751	46,513,715
East West Bancorp, Inc.	1,316,347	54,707,381
First Republic Bank	544,410	35,963,725
Investors Bancorp, Inc.	1,616,654	20,111,176
Pinnacle Financial Partners, Inc.	806,507	41,422,199
Signature Bank*	413,421	63,406,379
Wintrust Financial Corp.	804,528	39,035,699

		390,651,905

Biotechnology — 1.8%
ACADIA Pharmaceuticals, Inc.*(a)	194,383	6,929,754
Amicus Therapeutics, Inc.*(a)	961,109	9,322,757
Flexion Therapeutics, Inc.*	955,326	18,409,132
Otonomy, Inc.*(a)	533,187	14,795,939
Radius Health, Inc.*(a)	131,160	8,071,587

		57,529,169

Building Products — 1.4%
Owens Corning	958,132	45,060,948

Capital Markets — 1.1%
Artisan Partners Asset Management, Inc. (Class A Stock)	353,648	12,752,547
Moelis & Co. (Class A Stock)	834,521	24,351,323

		37,103,870

Chemicals — 2.0%
Axalta Coating Systems Ltd.*	413,773	11,027,050
Ferro Corp.*	1,783,064	19,827,672
PolyOne Corp.	1,060,932	33,695,200

		64,549,922

Commercial Services & Supplies — 2.0%
Mobile Mini, Inc.	1,362,298	42,408,337
West Corp.	1,126,191	24,291,940

		66,700,277

Communications Equipment — 0.5%
CommScope Holding Co., Inc.*	658,960	17,060,474

Construction & Engineering — 0.4%
Great Lakes Dredge & Dock Corp.*	3,097,313	12,265,360

Construction Materials — 1.1%
Summit Materials, Inc. (Class A Stock)*	1,796,359	35,999,034

Containers & Packaging — 0.6%
Bemis Co., Inc.	402,365	17,981,692

Diversified Telecommunication Services — 2.4%
Cogent Communications Holdings, Inc.(a)	675,601	23,436,599
Frontier Communications Corp.	8,905,267	41,587,597
ORBCOMM, Inc.*(a)	1,954,979	14,154,048

		79,178,244

Electric Utilities — 1.5%
El Paso Electric Co.	259,303	9,983,165
Portland General Electric Co.	555,579	20,206,408
Westar Energy, Inc.	449,755	19,074,110

		49,263,683

Electronic Equipment, Instruments & Components — 2.2%
Anixter International, Inc.*	306,525	18,511,045
CDW Corp.	943,691	39,672,769
FEI Co.	166,233	13,263,731

		71,447,545

Food & Staples Retailing — 2.2%
Performance Food Group Co.*(a)	443,698	10,267,172
Sprouts Farmers Market, Inc.*(a)	2,100,661	55,856,576
United Natural Foods, Inc.*	146,695	5,773,915

		71,897,663

Food Products — 3.0%
Adecoagro SA (Luxembourg)*	3,044,687	37,419,203
Darling Ingredients, Inc.*	1,662,826	17,492,929
Hain Celestial Group, Inc. (The)*(a)	877,304	35,434,309
SunOpta, Inc. (Canada)*(a)	1,350,962	9,240,580

		99,587,021

Health Care Equipment & Supplies — 0.1%
Nevro Corp.*(a)	52,193	3,523,549

Health Care Providers & Services — 7.4%
Acadia Healthcare Co., Inc.*	305,855	19,103,703
Air Methods Corp.*(a)	924,826	38,777,954
Amsurg Corp.*(a)	514,776	39,122,976
Envision Healthcare Holdings, Inc.*	927,071	24,076,034
LifePoint Health, Inc.*	571,747	41,966,230
Molina Healthcare, Inc.*(a)	724,145	43,542,839
Surgery Partners, Inc.*	532,248	10,905,762
Team Health Holdings, Inc.*	580,252	25,467,260

		242,962,758

Hotels, Restaurants & Leisure — 5.3%
Bloomin’ Brands, Inc.	943,689	15,938,907
Pinnacle Entertainment, Inc.*	1,019,841	31,737,452
Texas Roadhouse, Inc.	773,665	27,673,997
Vail Resorts, Inc.	591,392	75,692,262
Zoe’s Kitchen, Inc.*(a)	785,347	21,974,009

		173,016,627

Independent Power & Renewable Electricity Producers — 0.5%
NRG Yield, Inc. (Class A Stock)(a)	506,335	7,043,120
NRG Yield, Inc. (Class C Stock)(a)	663,963	9,800,094

		16,843,214

Insurance — 5.5%
Symetra Financial Corp.	1,671,462	53,102,348
Validus Holdings Ltd.	686,710	31,787,806
W.R. Berkley Corp.	638,995	34,984,976
White Mountains Insurance Group Ltd.	80,908	58,804,743

		178,679,873

Internet & Catalog Retail — 0.3%
Wayfair, Inc. (Class A Stock)*(a)	200,223	9,534,619

Internet Software & Services — 0.7%
Cornerstone OnDemand, Inc.*	690,141	23,830,569

IT Services — 4.1%
Global Payments, Inc.	832,807	53,724,380
Vantiv, Inc. (Class A Stock)*	1,726,537	81,872,384

		135,596,764

Machinery — 2.1%
Barnes Group, Inc.	380,961	13,482,210
NN, Inc.	1,514,478	24,140,779
Rexnord Corp.*	1,743,335	31,589,230

		69,212,219

Media — 1.5%
Cinemark Holdings, Inc.	1,506,179	50,351,564

Multi-Utilities — 0.6%
Alliant Energy Corp.	333,346	20,817,458

Multiline Retail — 0.1%
Burlington Stores, Inc.*	69,880	2,997,852

Oil, Gas & Consumable Fuels — 2.8%
Cheniere Energy Partners LP Holdings LLC	1,475,428	25,672,447
PDC Energy, Inc.*	513,946	27,434,437
SemGroup Corp. (Class A Stock)	563,703	16,268,469
Tallgrass Energy GP LP(a)	1,113,362	17,780,391
Whiting Petroleum Corp.*	359,599	3,394,615

		90,550,359

Pharmaceuticals — 2.2%
Aerie Pharmaceuticals, Inc.*	994,553	24,217,365
Aratana Therapeutics, Inc.*(a)	1,837,445	10,252,943
Dermira, Inc.*	189,380	6,554,442
Intersect ENT, Inc.*(a)	1,301,546	29,284,785

		70,309,535

Professional Services — 1.5%
CEB, Inc.	324,141	19,899,016
Korn/Ferry International	924,977	30,690,737

		50,589,753

Real Estate Investment Trusts (REITs) — 9.0%
Capstead Mortgage Corp.	1,927,461	16,846,009
Chatham Lodging Trust	1,380,660	28,275,917
Chimera Investment Corp.	1,048,071	14,295,689
Colony Capital, Inc. (Class A Stock)	1,937,163	37,735,935
Hersha Hospitality Trust	2,037,191	44,329,276
MFA Financial, Inc.	6,408,929	42,298,931
National Storage Affiliates Trust	1,408,579	24,128,958
Pebblebrook Hotel Trust	768,135	21,523,143
QTS Realty Trust, Inc. (Class A Stock)	871,033	39,292,299
Summit Hotel Properties, Inc.	2,025,622	24,206,183

		292,932,340

Real Estate Management & Development — 1.5%
Forest City Enterprises, Inc. (Class A Stock)*	2,247,999	49,298,618

Road & Rail — 0.2%
Heartland Express, Inc.(a)	345,009	5,872,053

Semiconductors & Semiconductor Equipment — 1.6%
Cavium, Inc.*	402,024	26,416,997
M/A-COM Technology Solutions Holdings, Inc.*(a)	573,869	23,465,503
Semtech Corp.*	65,414	1,237,633

		51,120,133

Software — 4.8%
Paycom Software, Inc.*(a)	562,488	21,166,424
Qlik Technologies, Inc.*	1,854,264	58,705,998
SolarWinds, Inc.*	1,139,999	67,145,941
Varonis Systems, Inc.*(a)	499,491	9,390,431

		156,408,794

Specialty Retail — 5.9%
DavidsTea, Inc. (Canada)*(a)	526,489	6,523,199
DSW, Inc. (Class A Stock)(a)	1,894,088	45,192,940
Five Below, Inc.*(a)	296,128	9,505,709
Mattress Firm Holding Corp.*(a)	855,323	38,173,065
Party City Holdco, Inc.*	229,705	2,965,491
Restoration Hardware Holdings, Inc.*(a)	329,768	26,200,068
Ulta Salon Cosmetics & Fragrance, Inc.*	343,537	63,554,345

		192,114,817

Textiles, Apparel & Luxury Goods — 1.9%
Deckers Outdoor Corp.*(a)	392,359	18,519,345
G-III Apparel Group Ltd.*	669,246	29,620,828
Kate Spade & Co.*	846,313	15,038,982

		63,179,155

Trading Companies & Distributors — 0.3%
Univar, Inc.*	510,465	8,683,010

TOTAL COMMON STOCKS (cost $2,790,070,891)		3,123,456,258

	Units
WARRANTS*(d)
Oil, Gas & Consumable Fuels
Magnum Hunter Resources Corp., expiring 04/15/16 (original cost $—, purchased 09/12/13)(a)(b)(c) (cost $—)	8,265	—

TOTAL LONG-TERM INVESTMENTS (cost $2,790,070,891)		3,123,456,258

	Shares
SHORT-TERM INVESTMENT — 15.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $501,309,414; includes $346,500,002 of cash collateral for securities on loan)(e)(f)	501,309,414	501,309,414

TOTAL INVESTMENTS — 110.9% (cost $3,291,380,305)(g)		3,624,765,672
Liabilities in excess of other assets — (10.9)%		(357,400,606)

NET ASSETS — 100.0%		$3,267,365,066

The following abbreviation is used in the quarterly schedule of portfolio holdings:

OTC	Over-the-counter

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $337,025,243; cash collateral of $346,500,002 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Indicates a security or securities that have been deemed illiquid.
(c)	Indicates a restricted security; the original cost of the restricted security is $0. The value of $0 is approximately 0.0% of net assets.
(d)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of December 31, 2015.
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.
(g)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$3,295,920,368

Appreciation	597,874,439
Depreciation	(269,029,135)

Net Unrealized Appreciation	$328,845,304

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$24,002,058	$—	$—
Airlines	18,337,376	—	—
Auto Components	6,414,384	—	—
Banks	390,651,905	—	—
Biotechnology	57,529,169	—	—
Building Products	45,060,948	—	—
Capital Markets	37,103,870	—	—
Chemicals	64,549,922	—	—
Commercial Services & Supplies	66,700,277	—	—
Communications Equipment	17,060,474	—	—
Construction & Engineering	12,265,360	—	—
Construction Materials	35,999,034	—	—
Containers & Packaging	17,981,692	—	—
Diversified Telecommunication Services	79,178,244	—	—
Electric Utilities	49,263,683	—	—
Electronic Equipment, Instruments & Components	71,447,545	—	—

Food & Staples Retailing	71,897,663	—	—
Food Products	99,587,021	—	—
Health Care Equipment & Supplies	3,523,549	—	—
Health Care Providers & Services	242,962,758	—	—
Hotels, Restaurants & Leisure	173,016,627	—	—
Independent Power & Renewable Electricity Producers	16,843,214	—	—
Insurance	178,679,873	—	—
Internet & Catalog Retail	9,534,619	—	—
Internet Software & Services	23,830,569	—	—
IT Services	135,596,764	—	—
Machinery	69,212,219	—	—
Media	50,351,564	—	—
Multi-Utilities	20,817,458	—	—
Multiline Retail	2,997,852	—	—
Oil, Gas & Consumable Fuels	90,550,359	—	—
Pharmaceuticals	70,309,535	—	—
Professional Services	50,589,753	—	—
Real Estate Investment Trusts (REITs)	292,932,340	—	—
Real Estate Management & Development	49,298,618	—	—
Road & Rail	5,872,053	—	—
Semiconductors & Semiconductor Equipment	51,120,133	—	—
Software	156,408,794	—	—
Specialty Retail	192,114,817	—	—
Textiles, Apparel & Luxury Goods	63,179,155	—	—
Trading Companies & Distributors	8,683,010	—	—
Warrants
Oil Gas & Consumable Fuels	—	—	—
Affiliated Money Market Mutual Fund	501,309,414	—	—

Total	$3,624,765,672	$—	$—

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures and options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory Notes (P-Notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund invests in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Jennison Small Company Fund, Inc.

By (Signature and Title)*	/s/ Deborah A.Docs
Deborah A. Docs
Secretary of the Fund

Date February 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date February 18, 2016

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date February 18, 2016

*	Print the name and title of each signing officer under his or her signature.